Income taxes (Schedule Of Reconciliation Of The Provisions For Income Taxes And The Amounts That Would Be Computed Using Statutory Income Tax Rates) (Details) (EUR €)
In Thousands, unless otherwise specified
	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Disclosure [Abstract]
Earnings before income taxes and Non-controlling interest		€ 1,060,421		€ 66,731		€ 352,855
Dutch statutory income tax rate	25.00%	25.00%		25.00%		25.00%		25.00%
Income tax provision at statutory rate		(265,105)		(16,683)		(88,214)
Non-deductible expenses		(1,957)		(6,508)		(8,228)
Foreign taxes at a rate other than the Dutch statutory rate		(556)		(2,699)		12,983
Valuation allowance		(3,960)		(14,876)		17,991
Non-taxable income		260,425	[1]	4,887	[1]	30,156	[1]
Other		32	[2]	9,579	[2]	(1,380)	[2]
Income tax expense		€ (11,121)		€ (26,300)		€ (36,692)

[1]	Non-taxable income for 2013 mainly consist of revenues deriving from the disposal of the 12% shareholding in ASMPT in March which are exempt under the Dutch participation exemption.
[2]	Other in 2013 mainly consists of tax credits, adjustments to prior years, changes in (enacted) tax laws and revaluation of certain assets.